Related Party Transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 24, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related party transactions
Cash returned from the investments in equity investees			¥ 686,293	$ 98,139
ZTO Freight (Cayman) Inc.
Related party transactions
Cash returned from the investments in equity investees	¥ 686,293	¥ 686,293
Related Party
Related party transactions
Amounts due to related parties		796,660	796,660		$ 113,921	¥ 202,766
Related Party | Shanghai Mingyu Barcode Technology Ltd
Related party transactions
Amounts due to related parties		32,560	32,560			37,277
Related Party | ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties		744,909	744,909			118,874
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties		7,709	7,709			12,700
Related Party | ZTO Yunleng Network Technology (Zhejiang) Co., LTD and its subsidiaries
Related party transactions
Amounts due to related parties		244	244			16,675
Related Party | Others
Related party transactions
Amounts due to related parties		¥ 11,238	¥ 11,238			¥ 17,240